Consolidated Balance Sheets - USD ($)	Dec. 31, 2024	Dec. 31, 2023
CURRENT ASSETS
Cash and cash equivalents	$ 12,036	$ 10,464
Prepaid expenses and other current assets	84,396	84,762
Total Current Assets	96,432	95,226
Land located in Alberta Canada	0	43,163
OTHER ASSETS
Due from related party	37,181	102,330
Intangible assets, net	1	1
TOTAL ASSETS	133,614	240,720
CURRENT LIABILITIES
Trade and other payables	158,627	110,527
Accrued interest payable to related parties	38,612	10,406
Due to related parties	46,875	46,875
Total Current Liabilities	244,114	167,808
NON-CURRENT LIABILITIES
Convertible notes to related parties, non-current portion	214,375	208,232
Total Non-Current Liabilities	214,375	208,232
TOTAL LIABILITIES	458,489	376,040
STOCKHOLDERS' EQUITY (DEFICIT)
Preferred Stock, no par value; authorized 10,000,000 shares, issued and outstanding 0 and 0 shares, respectively	0	0
Common Stock, no par value; issued and outstanding 1,969,322,429 and 1,913,137,429 shares, respectively	64,197,068	63,642,218
Contributed surplus	41,622,643	40,280,745
Accumulated other comprehensive income (loss)	(221,860)	(221,860)
Accumulated deficit	(105,922,726)	(103,836,423)
Total Stockholders' Deficit	(324,875)	(135,320)
STOCKHOLDERS' EQUITY (DEFICIT)	$ 133,614	$ 240,720